Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2015	Dec. 31, 2014
Series A General Common Shares
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	38,000	38,000
Common stock, shares issued	38,000	38,000
Common stock, shares outstanding	34,458	24,600
Treasury stock, shares	3,542	13,400
Series B Common Shares
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	10,000	10,000
Common stock, shares issued	9,862	9,862
Common stock, shares outstanding	9,862	9,862
Series C Common Shares
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	5,000	5,000
Common stock, shares issued	3,475	3,350
Common stock, shares outstanding	3,475	3,350
Series D Common Shares
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	8,000	8,000
Common stock, shares issued	7,446	7,446
Common stock, shares outstanding	7,446	7,446